UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds® by Macquarie Minnesota municipal bond funds	September 11, 2018

Performance preview (for the year ended August 31, 2018)

Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+0.51%

Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+0.26%

Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.49%

Lipper Minnesota Municipal Debt Funds Average	1-year return	+0.20%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+0.23%

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	-0.01%

Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+0.04%

Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	-0.60%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Please see page 13 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+1.30%

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+0.95%

Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.49%

Lipper Minnesota Municipal Debt Funds Average	1-year return	+0.20%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 14. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 17 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware Funds® by Macquarie Minnesota municipal bond funds

Economic backdrop

US economic data remained healthy throughout the Funds’ fiscal year ended Aug. 31, 2018, although concern about the longer-term impact of global trade conflict emerged toward period end.

US gross domestic product (GDP), a measure of the goods and services the nation produces, increased throughout the 12-month time frame. In the third quarter of 2017, for example, US GDP expanded by an annualized 2.8% rate, followed by a 2.3% increase in the final three months of 2017. US GDP grew by 2.2% in the first quarter of 2018 and an estimated 4.2% in the second quarter. That 4.2% annual pace was the largest quarterly gain in nearly four years. Employment trends also remained healthy, with the US jobless rate finishing August 2018 at 3.9%, down half a percentage point from a year earlier.

(Sources: US Bureau of Economic Analysis and US Bureau of Labor Statistics.)

Against this backdrop of steady economic expansion, job growth, and manageable inflation, the US Federal Reserve continued to gradually raise interest rates. The Fed increased its target short-term interest rate by 0.25 percentage points on three separate occasions during the Funds’ fiscal year – in December 2017 and in March and June 2018. On Aug. 31, 2018, the federal funds rate ranged from 1.75% to 2.00%, up from 1.00% to 1.25% a year earlier.

(Source: Bloomberg.)

Municipal bond market conditions

In this strong economic environment, the US municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, returned +0.49% for the year ended Aug. 31, 2018. Longer-term municipal bonds outpaced their shorter-term counterparts as the yield curve flattened, meaning yields on short-term bonds rose more than those on long-term issues. Short-term yields rose in line with the Fed’s interest rate increases, while fairly benign inflation kept a lid on long-term municipal yields.

To indicate the outperformance of longer-dated municipal debt relative to shorter-maturity municipal debt, the following table shows municipal bond returns by maturity for the 12 months ended Aug. 31, 2018:

Returns by maturity
5 years	– 0.74%
10 years	– 0.10%
22+ years	1.28%
Source: Bloomberg.

Much of the yield curve’s flattening took place in the fourth quarter of 2017, as investors sought to understand the potential market impact of federal tax reform legislation, which ultimately passed in late December. During this time, the supply of municipal bonds increased sharply, as issuers, anticipating unfavorable tax-policy changes, rushed debt to market. One of these expected changes – the ability to issue so-called private-activity bonds, a broad category that includes healthcare, private education, and toll road bonds, among others – didn’t make it into the final legislation.

However, another proposed change did come to pass: the elimination of advance refundings. Under the new legislation, issuers wishing to refinance bonds through the issuance of newer debt must do so within 90 days of the bonds’ call dates. Many issuers ultimately opted to bring their debt to market ahead of the law’s passage. This led to tighter bond supply in the second half of the Funds’ fiscal year, which, coupled with solid investor demand, provided a tailwind for the municipal bond market.

Continuing a trend in place for several years, bonds of lower-rated municipal issuers again outperformed bonds of higher-quality issuers – a situation known as credit spread narrowing. As investors anticipated that interest rates would continue to rise slowly, lower-rated, higher yielding municipal bonds remained attractive to investors in a continued low-rate environment. Bonds rated below investment grade (below BBB) performed especially well amid strong demand coupled with limited supply of the securities.

The following table, which provides municipal bond performance by credit quality rating for the Funds’ fiscal year, further highlights this trend:

Returns by credit rating
AAA	– 0.23%
AA	0.22%
A	0.78%
BBB	2.76%
BB and below	6.21%
Source: Bloomberg.

Focused on credit research

For the three Funds discussed in this report, we maintained a consistent management strategy, which we do regardless of market conditions. We have a bottom-up investment approach, meaning we evaluate individual securities one at a time. We rely on individual credit research to find securities that we believe provide a desirable risk-reward balance.

This approach often leads to substantial allocations within the Funds to bonds in the lower-investment-grade or below-investment-grade credit tiers, where we seek to add value for shareholders through higher yielding bonds that, in our view, display solid underlying credit.

As of the fiscal year end on Aug. 31, 2018, approximately 27% of the net assets of Delaware Tax-Free Minnesota Fund was invested in bonds with credit ratings of A and BBB, the two lowest credit tiers of the investment grade bond universe. Roughly 35% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund was held in these credit tiers.

In addition, both Funds had allocations to high yield municipal bonds, securities with credit ratings below BBB. By prospectus, these Funds have the latitude to invest a portion of the portfolio in these credit tiers. When investing in this segment of the market, we pay close attention to credit risk, focusing on securities that we believe offer sufficiently attractive income relative to the added risk.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund had the largest exposure to below-investment-grade bonds of the three Funds. As of Aug. 31, 2018, 33% of the Fund’s net assets was invested in bonds rated below BBB, including nonrated bonds.

Portfolio positioning

We entered this fiscal year generally comfortable with the Funds’ positioning. As a result, we were highly selective about making new purchases, seeking securities that provided what we saw as a compelling risk-reward trade-off.

In all three Funds, and particularly in the longer-maturity Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, many of our holdings were originally purchased a decade or more ago when significantly higher yields were available. Thus, we have tended not to replace many existing positions with newer bonds, unless we believe they offer sufficient value to justify such an exchange. Once again, that remained our strategy over the past 12 months, and we expect to continue this approach as long as most of the Funds’ existing holdings remain more attractive to us than the new bonds available for purchase.

During the fiscal year, we periodically saw bonds exit the Funds’ portfolios, either via bond calls or advance refundings. Some of these departing bonds were of lower credit quality, and we sought to replace them with other lower-quality issues. However, because we remained highly selective in our purchases – we will not invest in higher yielding bonds that we do not find sufficiently creditworthy – we sometimes found this

Portfolio management review

Delaware Funds® by Macquarie Minnesota municipal bond funds

strategy difficult to execute in the relatively small Minnesota municipal market, which tends to have a limited supply of lower-rated bonds. In such an environment, our approach was to temporarily invest in higher-quality, liquid municipal bonds offering maturities comparable to the bonds exiting the portfolios. We expect that when suitable lower-rated bonds become available, these higher-rated issues will become attractive sales candidates to finance new purchases more suited to our long-term criteria.

Notable performance factors

As indicated earlier, bonds with longer maturities tended to outperform shorter-maturity bonds, while lower-rated issues generally performed better than bonds of higher credit quality. Accordingly, many of the Funds’ strongest- and weakest-performing securities during this fiscal year followed this trend.

The leading individual performer in both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, for example, was a longer-dated, lower-quality corporate-backed bond issue for Gerdau Ameristeel in St. Paul, a steel manufacturer that demonstrated solid financial performance. Delaware Tax-Free Minnesota Fund further benefited from a position in continuing care retirement community (CCRC) bonds for Minnesota Senior Living, a nonrated issue with a very long maturity date in 2052. In Delaware Minnesota High-Yield Municipal Bond Fund, a nonrated CCRC position for the Oakgreen Commons project also performed well, reflecting its lower credit rating and longer-term maturity date.

In Delaware Tax-Free Minnesota Intermediate Fund, the biggest individual contribution came from a lower-rated, longer-dated position in bonds for the St. John’s Lutheran Community senior housing facility in Albert Lea, Minn. A position in student housing bonds for the Riverton

Community of the University of Minnesota also added value in this Fund.

The biggest individual detractor in Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund was a bond issue for Stride Academy Charter School in St. Cloud, Minn. Earlier management challenges caused the school’s certifying organization to put it on probation. Although the school’s management has demonstrated better results more recently, investors apparently were looking for a longer track record of improvement. These bonds, rated CCC-, declined more than 8%.

Both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund were also hurt by our investment in pre-refunded bonds for HealthEast Care System. These securities’ near-term maturity and high credit quality, due to their backing by escrowed US government bonds, resulted in a modestly negative return. What also detracted in Delaware Tax-Free Minnesota Intermediate Fund was Minnesota general obligation debt maturing in 2026, while Northern Municipal Power Agency bonds maturing that same year weighed on the performance of Delaware Minnesota High-Yield Municipal Bond Fund.

Minnesota economic backdrop

Minnesota has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade similar to the United States. Other relevant notes:

●	July 2018 nonfarm employment of 3.0 million grew 2.0% from a year earlier.

●	The state’s unemployment rate of 3.0% in July 2018 was well below the national average of 3.9%.

●	Over the past five years, per capita personal income levels for the state have consistently been above the national average, ranging between 105% and 108%.

●	Minnesota operates on a biennial basis. Fiscal year 2018 General Fund revenues are estimated to total $22.03 billion, 1.6% above projections and 5.1% above the prior year.

●	Strong income tax receipts surpassed the budget by 2.9% and more than offset weak sales taxes, which were 1% below estimates.

The state approved a biennial budget for fiscal 2018 and 2019 of $45.56 billion, an 8.9% increase over the prior biennial budget.

●	The state now projects a $329 million surplus for the current budget, with revenues projected to grow 3.7% for the 2020-2021 biennium, leading to a modest $313 million projected structural balance.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2018
	1 year	5 years	10 years	Lifetime
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+0.26%	+3.80%	+3.98%	+6.15%
Including sales charge	-4.25%	+2.86%	+3.50%	+6.01%
Class C (Est. May 4, 1994)
Excluding sales charge	-0.49%	+3.03%	+3.20%	+3.96%
Including sales charge	-1.45%	+3.03%	+3.20%	+3.96%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.51%	n/a	n/a	+3.85%
Including sales charge	+0.51%	n/a	n/a	+3.85%
Bloomberg Barclays Municipal Bond Index	+0.49%	+4.12%	+4.32%	+3.87%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s,

Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2017 to Aug. 31, 2018.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.95%	1.70%	0.70%
(without fee waivers)
Net expenses	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2008 through Aug. 31, 2018

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2018

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2008, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2008.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 9.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund share classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2018
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	-0.01%	+3.04%	+3.32%	+4.66%
Including sales charge	-2.80%	+2.46%	+3.04%	+4.57%
Class C (Est. May 4, 1994)
Excluding sales charge	-0.86%	+2.17%	+2.45%	+3.19%
Including sales charge	-1.82%	+2.17%	+2.45%	+3.19%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.23%	n/a	n/a	+3.00%
Including sales charge	+0.23%	n/a	n/a	+3.00%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	+0.04%	+3.43%	+4.00%	+3.20%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2017 through Aug. 31, 2018.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.56% of the Fund’s average daily net assets during the period from April 1, 2018 to Aug. 31, 2018.*** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.71%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

***For the period Sept. 1, 2017 to March 31, 2018, the waiver was set at 0.69% of the Fund’s average daily net assets. The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through April 1, 2019.

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2008 through Aug. 31, 2018

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2018

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2008, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2008.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 13.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund share classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2018
	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+0.95%	+4.21%	+4.42%	+4.95%
Including sales charge	-3.57%	+3.26%	+3.94%	+4.74%
Class C (Est. June 7, 1996)
Excluding sales charge	+0.19%	+3.43%	+3.64%	+4.18%
Including sales charge	-0.79%	+3.43%	+3.64%	+4.18%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+1.30%	n/a	n/a	+4.32%
Including sales charge	+1.30%	n/a	n/a	+4.32%
Bloomberg Barclays Municipal Bond Index	+0.49%	+4.12%	+4.32%	+3.87%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 15. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s,

Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2017 to Aug. 31, 2018.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.89%	1.64%	0.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2008 through Aug. 31, 2018

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2018

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2008, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2008.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 15. Please note additional details on pages 14 through 17.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund share classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2018 to August 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2018 to Aug. 31, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratio	Expenses Paid During Period 3/1/18 to 8/31/18*
Actual Fund return†
Class A	$1,000.00	$1,012.70	0.85%	$4.31
Class C	1,000.00	1,008.90	1.60%	8.10
Institutional Class	1,000.00	1,014.00	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratio	Expenses Paid During Period 3/1/18 to 8/31/18*
Actual Fund return†
Class A	$1,000.00	$1,012.90	0.74%	$3.75
Class C	1,000.00	1,008.60	1.59%	8.05
Institutional Class	1,000.00	1,013.60	0.59%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.48	0.74%	$3.77
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Disclosure of Fund expenses

For the six-month period from March 1, 2018 to August 31, 2018 (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratio	Expenses Paid During Period 3/1/18 to 8/31/18*
Actual Fund return†
Class A	$1,000.00	$1,017.10	0.89%	$4.52
Class C	1,000.00	1,013.20	1.64%	8.32
Institutional Class	1,000.00	1,018.30	0.64%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of August 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.97%
Corporate Revenue Bond	0.62%
Education Revenue Bonds	16.11%
Electric Revenue Bonds	10.12%
Healthcare Revenue Bonds.	24.77%
Housing Revenue Bonds	0.47%
Lease Revenue Bonds	2.96%
Local General Obligation Bonds.	9.69%
Pre-Refunded/Escrowed to Maturity Bonds	14.33%
Special Tax Revenue Bonds	1.47%
State General Obligation Bonds	10.95%
Transportation Revenue Bonds	3.51%
Water & Sewer Revenue Bonds	3.97%
Short-Term Investments	1.25%
Total Value of Securities	100.22%
Liabilities Net of Receivables and Other Assets	(0.22%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.72%
Minnesota	99.11%
US Virgin Islands	0.39%
Total Value of Securities	100.22%

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.57%
Corporate Revenue Bond	0.30%
Education Revenue Bonds	13.81%
Electric Revenue Bonds	12.15%
Healthcare Revenue Bonds	29.73%
Housing Revenue Bond	0.37%
Lease Revenue Bonds	5.25%
Local General Obligation Bonds.	6.41%
Pre-Refunded/Escrowed to Maturity Bonds	13.29%
Special Tax Revenue Bonds	0.71%
State General Obligation Bonds	8.70%
Transportation Revenue Bonds	6.41%
Water & Sewer Revenue Bonds	2.44%
Short-Term Investments	1.45%
Total Value of Securities	101.02%
Liabilities Net of Receivables and Other Assets	(1.02%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.88%
Minnesota	100.14%
Total Value of Securities	101.02%

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.66%
Corporate Revenue Bond	1.04%
Education Revenue Bonds	20.82%
Electric Revenue Bonds	9.54%
Healthcare Revenue Bonds.	30.55%
Housing Revenue Bonds	1.50%
Lease Revenue Bonds	2.67%
Local General Obligation Bonds.	10.26%
Pre-Refunded/Escrowed to Maturity Bonds	9.25%
Special Tax Revenue Bonds	1.59%
State General Obligation Bonds	7.00%
Transportation Revenue Bonds	3.22%
Water & Sewer Revenue Bonds	2.22%
Short-Term Investment	1.48%
Total Value of Securities	101.14%
Liabilities Net of Receivables and Other Assets	(1.14%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.69%
Minnesota	100.45%
Total Value of Securities	101.14%

Schedules of Investments

Delaware Tax-Free Minnesota Fund	August 31, 2018

	Principal amount°	Value (US $)
Municipal Bonds – 98.97%
Corporate Revenue Bond – 0.62%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	$3,372,526

		3,372,526

Education Revenue Bonds – 16.11%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	844,309
Series A 4.25% 7/1/47	1,250,000	1,247,525
Series A 4.375% 7/1/52	400,000	400,412
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,320,410
Series A 5.00% 3/1/39	385,000	390,324
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	258,155
Series A 5.00% 7/1/45	1,390,000	1,396,867
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,119,840
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,576,335
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	614,783
Series A 5.75% 8/1/44	1,190,000	1,264,887
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	779,826
Series A 5.00% 7/1/47	2,290,000	2,309,007
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	604,627
Series A 5.00% 7/1/44	1,770,000	1,820,250
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	907,391
Series A 5.00% 7/1/47	2,300,000	2,289,397
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	494,553
5.50% 8/1/49	2,260,000	2,395,193

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	$5,868,789
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,527,804
5.00% 5/1/37	1,250,000	1,371,300
5.00% 5/1/47	250,000	271,555
(Carleton College)
4.00% 3/1/35	1,000,000	1,050,700
4.00% 3/1/36	415,000	434,787
5.00% 3/1/34	225,000	260,512
5.00% 3/1/44	2,085,000	2,378,693
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,010,970
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,411,193
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	388,689
Series 7-Q 5.00% 10/1/24	475,000	527,507
Series 7-Q 5.00% 10/1/27	200,000	222,108
Series A 4.00% 10/1/36	925,000	947,320
Series A 5.00% 10/1/35	875,000	994,123
Series A 5.00% 10/1/45	2,120,000	2,379,806
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	563,625
Series 8-I 5.00% 10/1/33	250,000	280,965
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	768,785
Series 8-G 5.00% 12/1/32	670,000	767,364
Series 8-N 4.00% 10/1/35	500,000	527,520
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,872,270
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,040,234
Series B 5.00% 10/1/38	580,000	630,501
Series B 5.00% 10/1/39	170,000	184,678
Series B 5.00% 10/1/40	625,000	678,056
Series B 5.00% 10/1/47	1,060,000	1,143,857
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	1,250,000	1,409,175
Series A 4.00% 10/1/34	400,000	419,228
Series A 4.00% 10/1/36	500,000	520,860

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	$526,973
Series A 5.00% 9/1/44	1,165,000	1,167,982
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,011,739
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	525,831
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,847,011
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	152,261
Series A 144A 5.50% 7/1/52 #	735,000	755,624
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,716,593
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,480,522
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,062,973
Series A 5.00% 9/1/34	2,500,000	2,932,225
Series A 5.00% 4/1/35	3,175,000	3,636,931
Series A 5.00% 4/1/36	2,650,000	3,027,784
Series A 5.00% 4/1/37	1,125,000	1,282,916
Series A 5.00% 9/1/40	1,560,000	1,801,566
Series A 5.00% 9/1/41	1,000,000	1,153,150

		87,969,146

Electric Revenue Bonds – 10.12%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,297,119
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,037,730
5.00% 10/1/29	395,000	449,830
5.00% 10/1/30	500,000	568,200
5.00% 10/1/33	1,205,000	1,363,566
5.00% 10/1/47	2,000,000	2,246,700
Series A 5.00% 10/1/30	1,060,000	1,204,584
Series A 5.00% 10/1/34	750,000	846,893
Series A 5.00% 10/1/35	1,525,000	1,719,285

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$620,060
5.00% 1/1/28	560,000	643,884
5.00% 1/1/29	220,000	253,935
5.00% 1/1/30	520,000	588,988
5.00% 1/1/31	200,000	228,624
5.00% 1/1/32	210,000	238,896
5.00% 1/1/35	160,000	180,765
5.00% 1/1/36	180,000	202,939
5.00% 1/1/41	400,000	448,188
Series A 5.00% 1/1/25	125,000	137,831
Series A 5.00% 1/1/26	425,000	467,891
Series A 5.00% 1/1/31	520,000	565,141
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,586,352
Series A 5.00% 12/1/47	2,265,000	2,566,879
Series B 5.00% 12/1/27	295,000	333,934
Series B 5.00% 12/1/28	275,000	310,137
Series B 5.00% 12/1/31	1,365,000	1,534,397
Series B 5.00% 12/1/33	300,000	335,196
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,217,550
Series A 5.00% 1/1/41	1,310,000	1,465,497
Series A 5.00% 1/1/42	1,500,000	1,712,190
Series A 5.00% 1/1/46	2,000,000	2,230,480
Series A 5.00% 1/1/47	3,130,000	3,559,248
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,294,366
Series A 4.00% 10/1/31	885,000	922,621
Series A 4.00% 10/1/33	365,000	378,209
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,120,650
Series A 5.00% 1/1/34	4,000,000	4,480,480
Series A 5.00% 1/1/40	3,935,000	4,366,315
Series A 5.00% 1/1/46	3,000,000	3,325,680
Series A 5.00% 1/1/49	3,675,000	4,218,606

		55,269,836

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 24.77%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$1,132,967
5.375% 11/1/34	320,000	339,834
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	490,449
5.00% 9/1/58	3,220,000	3,327,097
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,771,040
4th Tier Series D 7.00% 1/1/37	1,665,000	1,667,880
4th Tier Series D 7.25% 1/1/52	2,500,000	2,529,150
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	464,148
5.00% 6/1/48	1,000,000	1,017,080
5.00% 6/1/53	600,000	606,798
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,125,000	2,146,463
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	567,530
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	284,550
Series A 144A 5.00% 8/1/46 #	2,380,000	2,404,252
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	735,606
Series A 5.00% 4/1/40	705,000	709,836
Series A 5.00% 4/1/48	315,000	316,263
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,007,583
6.00% 6/15/39	3,570,000	3,917,504
Fergus Falls HealthCare Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,250,913
5.40% 8/1/40	1,000,000	1,001,220

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$517,840
4.00% 4/1/25	660,000	681,285
4.00% 4/1/31	60,000	61,079
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	669,794
5.75% 2/1/44	500,000	512,780
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	900,000	940,914
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,021,820
5.00% 5/1/27	1,400,000	1,627,066
5.00% 5/1/29	1,000,000	1,144,870
5.00% 5/1/30	850,000	966,909
5.00% 5/1/31	500,000	565,130
5.00% 5/1/32	500,000	562,720
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,104,670
5.00% 9/1/32	1,000,000	1,101,400
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,950
Series A 5.00% 11/15/34	500,000	563,570
Series A 5.00% 11/15/44	1,000,000	1,108,710
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,746,677
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	514,385
5.25% 11/1/45	1,950,000	2,018,153
5.375% 11/1/50	455,000	472,299
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,816,693
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,211,518
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,978,274

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	$5,258,050
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,389,619
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	451,285
Series A 5.00% 11/1/32	330,000	344,150
Series A 5.00% 11/1/42	1,250,000	1,297,500
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,376,578
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,627,062
Series D Remarketing 5.00% 11/15/38	6,405,000	6,722,304
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	330,721
5.00% 7/1/33	650,000	707,629
5.875% 7/1/30	1,850,000	1,971,749
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,399,091
Series A 5.30% 9/1/37	1,200,000	1,306,680
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,377,931
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	947,528
5.00% 9/1/24	575,000	647,680
5.00% 9/1/25	750,000	841,275
5.00% 9/1/26	575,000	640,613
5.00% 9/1/27	405,000	449,801
5.00% 9/1/28	425,000	470,539
5.00% 9/1/29	425,000	468,826
5.00% 9/1/34	730,000	794,452
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,003,706
Series A 5.00% 5/1/46	3,715,000	4,109,905
Unrefunded Balance 5.125% 5/1/30	740,000	778,695

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	$2,956,786
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,506,742
Series A 5.00% 11/15/47	1,560,000	1,752,972
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,507,384
Series A 5.00% 7/1/32	3,000,000	3,387,300
Series A 5.00% 7/1/33	1,260,000	1,418,508
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,109,331
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	492,920
Series A 5.375% 5/1/43	500,000	479,860
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,085,081
Series A 5.75% 11/1/39	2,365,000	2,445,623
Series A 6.00% 5/1/47	3,685,000	3,814,307
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	252,885
4.75% 11/1/52	750,000	766,845
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	871,233
4.65% 7/1/26	540,000	554,040
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	521,165
5.125% 12/1/44	1,605,000	1,670,436
5.25% 12/1/49	750,000	783,570

		135,252,026

Housing Revenue Bonds – 0.47%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,170,000	1,208,692

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,354,086

		2,562,778

Lease Revenue Bonds – 2.96%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,383,487
Series A 5.00% 6/1/43	3,835,000	4,233,725
Series B 5.00% 3/1/28	2,500,000	2,743,550
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,768,450
Series C 5.00% 8/1/35	1,645,000	1,856,925
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,180,968

		16,167,105

Local General Obligation Bonds – 9.69%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	506,630
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/23	5,990,000	6,044,629
Series A 4.00% 2/1/38	1,500,000	1,563,060
Series A 4.00% 2/1/43	3,500,000	3,608,360
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	991,585
Series A 4.00% 2/1/29	1,800,000	1,935,666
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,225,097
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,148,360
Series A 5.00% 2/1/33	3,585,000	4,103,965
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	170,880
Series A 4.00% 2/1/28	1,250,000	1,327,300
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,500,000	1,739,910

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/26	1,885,000	$2,258,682
Series A 5.00% 12/1/36	940,000	1,091,180
Series A 5.00% 12/1/37	2,850,000	3,321,846
Series A 5.00% 12/1/38	3,310,000	3,846,385
Series B 5.00% 12/1/30	1,000,000	1,179,360
Series C 5.00% 12/1/28	1,500,000	1,838,370
Series C 5.00% 12/1/30	1,245,000	1,468,303
Series C 5.00% 12/1/37	3,000,000	3,475,290
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,110,550
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,450,379
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,186,638
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,317,477

		52,909,902

Pre-Refunded/Escrowed to Maturity Bonds – 14.33%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,067,890
Series A 7.00% 11/1/46-19§	1,220,000	1,302,826
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,152,544
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,581,220
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,506,646
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,029,880
Series B 6.50% 11/15/38-18 (AGC)§	175,000	176,701
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,069,160
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
7.375% 12/1/41-19§	5,220,000	5,574,751

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	$1,024,100
5.50% 5/1/39-19 (AGC)§	6,000,000	6,149,460
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	12,025,000	12,425,673
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,067,421
Series A 5.00% 11/15/30-25§	670,000	785,903
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	1,991,932
Series A 5.50% 7/1/21	12,500,000	13,312,625

		78,218,732

Special Tax Revenue Bonds – 1.47%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,259,290
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	262,903
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	739,095
Series G 5.00% 11/1/31	1,500,000	1,689,870
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,096,600

		8,047,758

State General Obligation Bonds – 10.95%
Minnesota
5.00% 10/1/26	3,395,000	4,044,701
Series A 5.00% 8/1/27	7,590,000	8,849,257
Series A 5.00% 8/1/29	2,500,000	2,899,250
Series A 5.00% 10/1/33	1,000,000	1,181,310
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,970,097
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,660,876
Series D 5.00% 8/1/26	6,000,000	7,131,360
Series D 5.00% 8/1/27	2,500,000	2,961,525
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,436,950
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,383,737
Series A 5.00% 8/1/30	4,200,000	4,800,348
Series A 5.00% 8/1/32	3,875,000	4,419,709

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A Unrefunded Balance 4.00% 8/1/27	955,000	$1,017,132

		59,756,252

Transportation Revenue Bonds – 3.51%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,301,000
Series C 5.00% 1/1/29	350,000	411,625
Series C 5.00% 1/1/33	850,000	983,153
Series C 5.00% 1/1/36	600,000	687,774
Series C 5.00% 1/1/41	600,000	682,560
Series C 5.00% 1/1/46	1,595,000	1,808,220
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,106,480
Series B 5.00% 1/1/26	575,000	626,675
Series B 5.00% 1/1/27	1,160,000	1,263,472
Series B 5.00% 1/1/28	2,750,000	2,993,457
Series B 5.00% 1/1/29	120,000	130,543
Series B 5.00% 1/1/30	1,675,000	1,809,318
Series B 5.00% 1/1/31	1,750,000	1,888,583
St. Paul Housing & Redevelopment Authority Revenue
(Parking Enterprise) Series A 3.125% 8/1/34	130,000	124,397
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,343,104

		19,160,361

Water & Sewer Revenue Bonds – 3.97%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,131,048
5.00% 1/1/46	1,670,000	1,819,749
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,547,120
Series B 5.00% 9/1/25	2,000,000	2,228,120
Series C 4.00% 3/1/31	3,120,000	3,371,722
Series C 4.00% 3/1/32	3,225,000	3,460,103
Series E 5.00% 9/1/23	2,000,000	2,233,000
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	3,500,000	3,902,080

		21,692,942

Total Municipal Bonds (cost $528,948,159)		540,379,364

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Short-Term Investments – 1.25%

Variable Rate Demand Notes – 1.25%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series B-1 1.46% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	2,800,000	$2,800,000
Series B-2 1.43% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	850,000	850,000
(Children’s Hospitals & Clinics)
Series A 1.53% 8/15/34 (AGM) (SPA – US Bank N.A.)	1,090,000	1,090,000
Series A 1.53% 8/15/37 (AGM) (SPA – US Bank N.A.)	2,075,000	2,075,000

Total Short-Term Investments (cost $6,815,000)		6,815,000

Total Value of Securities – 100.22% (cost $535,763,159)		$547,194,364

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $9,980,952, which represents 1.83% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2018

	Principal amount°	Value (US $)
Municipal Bonds – 99.57%
Corporate Revenue Bond – 0.30%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000	$241,233

		241,233

Education Revenue Bonds – 13.81%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	427,180
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	497,964
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	322,507
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	445,187
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	560,077
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	512,650
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	552,426
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	583,343
(Carleton College) 5.00% 3/1/34	275,000	318,403
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	497,327
5.00% 10/1/35	555,000	630,302
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	471,980
Series A 5.00% 10/1/35	565,000	641,919
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	146,719
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	143,430
Series 8-G 5.00% 12/1/32	125,000	143,165
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,033,280
(Trustees of The Hamline University) Series B
5.00% 10/1/38	420,000	456,569
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,488,928
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	342,843

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	$322,871
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	144,682
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	267,316

		10,951,068

Electric Revenue Bonds – 12.15%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,167,861
Series E 5.00% 1/1/23	1,000,000	1,087,860
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	284,545
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	569,405
Series A 5.00% 10/1/30	240,000	272,736
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	170,640
5.00% 1/1/30	235,000	269,937
5.00% 1/1/31	350,000	394,716
Series A 5.00% 1/1/25	200,000	220,530
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	350,652
Series A 5.00% 12/1/29	500,000	582,010
Series A 5.00% 12/1/31	575,000	665,183
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	445,430
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,521,463
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	550,000	631,356

		9,634,324

Healthcare Revenue Bonds – 29.73%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	286,735
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. – Orchard Path Project)
4.375% 9/1/48	645,000	643,387
5.00% 9/1/43	535,000	564,281

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	$499,975
3rd Tier Series C 5.00% 1/1/32	420,000	422,906
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	257,860
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	690,984
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	487,800
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	813,885
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,810
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	277,322
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	653,442	658,064
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	185,000	193,410
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	505,455
5.00% 5/1/28	1,000,000	1,150,610
(North Memorial Health Care) 5.00% 9/1/31	320,000	353,494
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,950
Series A 5.00% 11/15/34	500,000	563,570
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	706,748
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	545,248
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,418,454
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,060,880

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	$2,631,650
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	993,811
(Olmsted Medical Center Project) 5.125% 7/1/20	430,000	448,954
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,138,715
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	586,897
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	378,824
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2
5.25% 11/15/28	975,000	1,016,204
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	309,018
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,129,100
5.00% 7/1/33	200,000	225,160
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	507,430
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	523,530
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	521,165

		23,577,286

Housing Revenue Bond – 0.37%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	290,161

		290,161

Lease Revenue Bonds – 5.25%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,217,469
Series A 5.00% 6/1/43	715,000	789,339
Series B 5.00% 3/1/27	1,000,000	1,097,770

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	$1,061,260

		4,165,838

Local General Obligation Bonds – 6.41%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	265,460
Hennepin County
Series A 5.00% 12/1/36	2,125,000	2,466,764
Series C 5.00% 12/1/30	1,500,000	1,769,040
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	586,230

		5,087,494

Pre-Refunded/Escrowed to Maturity Bonds – 13.29%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	801,195
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,009,250
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A
6.625% 11/15/28-18§	1,500,000	1,514,940
Minnesota Higher Education Facilities Authority Revenue
(St. Johns University)
Series 6-U 4.40% 10/1/21-18§	325,000	325,683
Series 6-U 4.50% 10/1/23-18§	265,000	265,575
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	1,008,767
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,031,290
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,067,322
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	1,013,590
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	193,543
Series A 5.00% 11/15/30-25§	120,000	140,759
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,071,250

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series D 5.00% 12/1/26-21§	1,000,000	$1,098,890

		10,542,054

Special Tax Revenue Bonds – 0.71%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	107,429
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	454,268

		561,697

State General Obligation Bonds – 8.70%
Minnesota
5.00% 10/1/26	500,000	595,685
Series D 5.00% 8/1/26	2,500,000	2,971,400
Series D 5.00% 8/1/27	1,500,000	1,776,915
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	437,204
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,117,580

		6,898,784

Transportation Revenue Bonds – 6.41%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,010,000
Subordinate
Series B 5.00% 1/1/26	710,000	773,808
Series B 5.00% 1/1/31	750,000	809,393
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,039,730
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	489,582
Series A 4.00% 8/1/27	545,000	588,638
Series A 4.00% 8/1/28	350,000	375,515

		5,086,666

Water & Sewer Revenue Bonds – 2.44%
Guam Government Waterworks Authority
5.00% 7/1/35	330,000	367,013
5.00% 1/1/46	305,000	332,349
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	610,584
Series C 4.00% 3/1/32	585,000	627,647

		1,937,593

Total Municipal Bonds (cost $77,402,664)		78,974,198

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Short-Term Investments – 1.45%

Variable Rate Demand Notes – 1.45%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A-l 1.53% 8/15/37 (AGM) (SPA – US Bank N.A.)	475,000	$475,000
Series A-ll 1.53% 8/15/37 (AGM) (SPA – US Bank N.A.)	675,000	675,000

Total Short-Term Investments (cost $1,150,000)		1,150,000

Total Value of Securities – 101.02% (cost $78,552,664)		$80,124,198

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $1,216,558, which represents 1.53% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Aug. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2018

	Principal amount°	Value (US $)
Municipal Bonds – 99.66%
Corporate Revenue Bond – 1.04%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	1,920,000	$1,816,339

		1,816,339

Education Revenue Bonds – 20.82%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	836,697
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,287,564
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	258,155
Series A 5.00% 7/1/45	230,000	231,136
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,059,920
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	1,021,810
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	621,814
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	239,554
Series A 5.00% 7/1/47	710,000	715,893
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	664,371
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	172,006
Series A 5.00% 7/1/44	495,000	509,053
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,008,950
Series A 5.00% 7/1/47	800,000	796,312
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	770,363
144A 5.00% 8/1/53 #	500,000	516,790
5.25% 8/1/39	800,000	841,792
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,629,330
(Carleton College) 4.00% 3/1/37	635,000	663,842

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	$836,783
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	265,360
4.00% 5/1/25	200,000	209,778
4.00% 5/1/26	100,000	103,827
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	360,925
Series 7-Q 5.00% 10/1/26	280,000	310,951
Series A 4.00% 10/1/37	580,000	592,528
Series A 5.00% 10/1/45	670,000	752,109
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	240,903
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	235,225
Series 8-G 5.00% 12/1/32	205,000	234,791
Series 8-N 4.00% 10/1/34	800,000	846,368
Series 8-N 4.00% 10/1/35	590,000	622,474
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	763,327
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	326,775
Series B 5.00% 10/1/39	770,000	836,482
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	417,956
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,438,674
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	770,000	812,273
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	450,713
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,661,835
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	272,436
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	529,850
Series A 6.00% 9/1/51	500,000	534,635
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,253,947
Series A 4.125% 9/1/47	500,000	490,455
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	422,185

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,541,655
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,430,473
Series A 5.00% 9/1/40	900,000	1,039,365
Series A 5.00% 9/1/41	1,370,000	1,579,815

		36,260,225

Electric Revenue Bonds – 9.54%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,596,570
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	398,363
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	548,173
Series A 5.00% 12/1/26	360,000	396,734
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	188,202
5.00% 10/1/47	745,000	836,896
Series A 5.00% 10/1/28	500,000	570,010
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	578,440
5.00% 1/1/28	500,000	571,635
5.00% 1/1/29	470,000	534,672
5.00% 1/1/33	225,000	255,256
5.00% 1/1/34	200,000	226,424
Series A 5.00% 1/1/24	335,000	369,388
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	515,601
Series A 5.00% 12/1/35	500,000	572,100
Series A 5.00% 12/1/36	520,000	593,356
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	447,480
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	832,112
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	561,385
Series A 5.00% 1/1/33	1,750,000	1,961,137
Series A 5.00% 1/1/34	450,000	504,054
Series A 5.00% 1/1/40	2,000,000	2,219,220

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,165,000	$1,337,327

		16,614,535

Healthcare Revenue Bonds – 30.55%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	411,988
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,025,670
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.375% 9/1/48	355,000	354,113
4.50% 9/1/53	1,000,000	993,010
5.00% 9/1/58	1,175,000	1,214,081
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	539,012
4th Tier Series D 7.00% 1/1/37	515,000	515,891
4th Tier Series D 7.25% 1/1/52	1,500,000	1,517,490
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	725,000	740,609
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	1,675,000	1,691,917
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	751,875
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,559,310
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	862,113
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	877,325
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	337,573
Series A 5.00% 4/1/40	315,000	317,161
Series A 5.00% 4/1/48	185,000	185,742

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	$813,885
6.00% 6/15/39	1,000,000	1,097,340
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	188,326
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	761,130
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	265,000	277,047
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,167,601
5.00% 5/1/26	1,300,000	1,498,705
5.00% 5/1/29	500,000	572,435
(North Memorial Health Care) 5.00% 9/1/30	610,000	675,856
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	1,200,000	1,355,880
Series A 5.00% 11/15/34	500,000	563,570
Series A 5.00% 11/15/44	1,000,000	1,108,710
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	212,024
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,764,634
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	482,226
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	505,990
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	192,523
Series A 6.875% 12/1/48	800,000	906,464
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,834,428
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	386,267
5.00% 7/1/27	245,000	271,597
5.00% 7/1/28	225,000	248,886

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	$1,206,889
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	842,069
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	134,621
5.00% 9/1/34	105,000	114,270
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	15,784
Series A 4.00% 5/1/37	1,440,000	1,497,758
Series A 5.00% 5/1/46	2,000,000	2,212,600
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	659,938
Series A 5.00% 11/15/47	485,000	544,995
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,365,368
Series A 5.00% 7/1/29	1,000,000	1,139,720
Series A 5.00% 7/1/32	900,000	1,016,190
Series A 5.00% 7/1/33	1,540,000	1,733,732
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,705,117
Series A 5.15% 11/1/42	775,000	777,767
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	959,720
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,018
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,531,620
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	268,687
Series A 5.75% 11/1/39	590,000	610,113
Series A 6.00% 5/1/47	920,000	952,283

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	$1,305,950

		53,200,613

Housing Revenue Bonds – 1.50%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	440,000	440,774
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	12,249	12,266
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	113,116
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,298,090
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,105

		2,614,351

Lease Revenue Bonds – 2.67%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,936,883
Series A 5.00% 6/1/43	1,000,000	1,103,970
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,603,082

		4,643,935

Local General Obligation Bonds – 10.26%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,604,874
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,141,880
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	469,920
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,107,829
Hennepin County
Series A 5.00% 12/1/26	750,000	898,680
Series A 5.00% 12/1/36	1,500,000	1,741,245
Series A 5.00% 12/1/37	910,000	1,060,660
Series A 5.00% 12/1/38	1,055,000	1,225,963
Series C 5.00% 12/1/37	2,500,000	2,896,075

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	$1,149,020
Series A 5.00% 2/1/29	1,000,000	1,144,560
Series A 5.00% 2/1/30	445,000	507,353
Series A 5.00% 2/1/31	1,000,000	1,136,960
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	772,493

		17,857,512

Pre-Refunded/Escrowed to Maturity Bonds – 9.25%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,762,019
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	576,570
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28-18§	1,100,000	1,110,956
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,034,580
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	1,643,355
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,061,860
Series A 7.375% 12/1/41-19§	375,000	400,485
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,537,365
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,071,807
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,703,580
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	322,572
Series A 5.00% 11/15/30-25§	205,000	240,463
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,020,330

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.25% 12/1/28-20§	1,500,000	$1,615,080

		16,101,022

Special Tax Revenue Bonds – 1.59%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	261,335
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	204,410
4.00% 3/1/30	260,000	263,091
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	714,420
4.00% 3/1/27	650,000	644,917
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	681,402

		2,769,575

State General Obligation Bonds – 7.00%
Minnesota
Series A 5.00% 8/1/24	500,000	578,025
Series A 5.00% 8/1/27	1,000,000	1,165,910
Series A 5.00% 8/1/29	1,000,000	1,159,700
Series A 5.00% 10/1/33	2,000,000	2,362,620
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,074,763
Series D 5.00% 8/1/26	1,000,000	1,188,560
Series D 5.00% 8/1/27	1,000,000	1,184,610
Series E 5.00% 10/1/26	1,085,000	1,292,636
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,184,192

		12,191,016

Transportation Revenue Bonds – 3.22%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,445,022
Series C 5.00% 1/1/46	185,000	209,731
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,069,600
Series A 5.00% 1/1/32	500,000	556,115
Series B 5.00% 1/1/29	2,130,000	2,317,142

		5,597,610

Water & Sewer Revenue Bonds – 2.22%
Guam Government Waterworks Authority 5.00% 7/1/37	575,000	636,732

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority 5.00% 1/1/46	515,000	$561,180
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,042,856
Series C 4.00% 3/1/32	1,000,000	1,072,900
Minnesota Public Facilities Authority Series B 4.00% 3/1/26	500,000	557,440

		3,871,108

Total Municipal Bonds (cost $171,422,626)		173,537,841

Short-Term Investment – 1.48%

Variable Rate Demand Note—1.48%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Children’s Hospitals and Clinics) Series A
1.53% 8/15/34 (AGM) (SPA – US Bank N.A.)	2,575,000	2,575,000

Total Short-Term Investment (cost $2,575,000)		2,575,000

Total Value of Securities – 101.14% (cost $173,997,626)		$176,112,841

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $5,065,526, which represents 2.91% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2018

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$547,194,364	$80,124,198	$176,112,841
Cash	1,287,149	447,877	133,145
Interest receivable	6,862,604	857,952	2,125,107
Receivable for fund shares sold	464,180	2,940	206,659

Total assets	555,808,297	81,432,967	178,577,752

Liabilities:
Payable for securities purchased	8,116,793	1,839,689	3,885,054
Payable for fund shares redeemed	812,409	144,272	267,919
Distribution payable	394,218	55,659	125,937
Investment management fees payable to affiliates	242,102	36,351	76,137
Distribution fees payable to affiliates	113,717	14,947	39,834
Other accrued expenses	96,251	22,783	40,827
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,884	1,294	2,837
Audit and tax fees payable	4,727	4,727	4,727
Trustees’ fees and expenses payable to affiliates	3,148	463	1,005
Accounting and administration expenses payable to affiliates	2,075	593	894
Legal fees payable to affiliates	905	129	287
Reports and statements to shareholders expenses payable to affiliates	351	51	112

Total liabilities	9,795,580	2,120,958	4,445,570

Total Net Assets	$546,012,717	$79,312,009	$174,132,182

Net Assets Consist of:
Paid-in capital	$535,249,687	$77,847,870	$172,916,359
Distributions in excess of net investment income	(240,388)	(4,190)	—
Accumulated net realized loss on investments	(427,787)	(103,205)	(899,392)
Net unrealized appreciation of investments	11,431,205	1,571,534	2,115,215

Total Net Assets	$546,012,717	$79,312,009	$174,132,182

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$390,476,795	$59,283,983	$98,980,384
Shares of beneficial interest outstanding, unlimited authorization, no par	32,152,896	5,478,236	9,284,014
Net asset value per share	$12.14	$10.82	$10.66
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.71	$11.13	$11.16

Class C:
Net assets	$35,641,559	$8,558,485	$21,651,242
Shares of beneficial interest outstanding, unlimited authorization, no par	2,925,280	789,238	2,026,814
Net asset value per share	$12.18	$10.84	$10.68

Institutional Class:
Net assets	$119,894,363	$11,469,541	$53,500,556
Shares of beneficial interest outstanding, unlimited authorization, no par	9,874,511	1,059,502	5,019,773
Net asset value per share	$12.14	$10.83	$10.66

[1] Investments, at cost	$535,763,159	$78,552,664	$173,997,626

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2018

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$21,132,875	$3,207,777	$6,808,329

Expenses:
Management fees	3,001,023	449,857	967,349
Distribution expenses — Class A	1,015,423	159,610	243,018
Distribution expenses — Class C	457,646	107,143	296,891
Dividend disbursing and transfer agent fees and expenses	397,026	71,560	140,739
Accounting and administration expenses	127,403	45,095	60,441
Reports and statements to shareholders expenses	53,122	17,185	21,066
Registration fees	44,986	16,352	15,829
Audit and tax fees	44,480	44,480	44,480
Legal fees	44,193	8,448	14,280
Trustees’ fees and expenses	25,704	4,222	8,213
Custodian fees	13,956	3,335	5,530
Other	45,512	19,602	27,345

	5,270,474	946,889	1,845,181
Less expenses waived	(491,841)	(102,749)	(178,304)
Less waived distribution expenses — Class A	—	(63,844)	—
Less expenses paid indirectly	(2,998)	(936)	(962)

Total operating expenses	4,775,635	779,360	1,665,915

Net Investment Income	16,357,240	2,428,417	5,142,414

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	299,568	72,266	(71,151)
Net change in unrealized appreciation (depreciation) of investments	(15,406,873)	(2,687,546)	(3,485,137)

Net Realized and Unrealized Loss	(15,107,305)	(2,615,280)	(3,556,288)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,249,935	$(186,863)	$1,586,126

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/18	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,357,240	$17,071,341
Net realized gain	299,568	3,679,670
Net change in unrealized appreciation (depreciation)	(15,406,873)	(18,824,613)

Net increase in net assets resulting from operations	1,249,935	1,926,398

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,134,393)	(13,728,190)
Class C	(1,024,249)	(1,216,526)
Institutional Class	(3,183,679)	(2,215,895)

Net realized gain:
Class A	(2,113,066)	—
Class C	(249,964)	—
Institutional Class	(454,513)	—

	(19,159,864)	(17,160,611)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,349,082	34,147,763
Class C	2,636,660	6,466,911
Institutional Class	54,835,728	59,311,879

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,235,255	11,416,767
Class C	1,195,247	1,104,881
Institutional Class	3,287,427	1,976,859

	112,539,399	114,425,060

	Year ended
	8/31/18	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(70,209,949)	$(90,242,074)
Class C	(17,670,338)	(8,627,762)
Institutional Class	(24,104,373)	(24,653,789)

	(111,984,660)	(123,523,625)

Increase (decrease) in net assets derived from capital share transactions	554,739	(9,098,565)

Net Decrease in Net Assets	(17,355,190)	(24,332,778)

Net Assets:
Beginning of year	563,367,907	587,700,685

End of year	$546,012,717	$563,367,907

Distributions in excess of net investment income	$(240,388)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/18	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,428,417	$2,724,683
Net realized gain	72,266	272,027
Net change in unrealized appreciation (depreciation)	(2,687,546)	(2,617,465)

Net increase (decrease) in net assets resulting from operations	(186,863)	379,245

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,771,652)	(2,003,337)
Class C	(205,693)	(241,177)
Institutional Class	(450,722)	(480,415)

Net realized gain:
Class A	(260,008)	(106,466)
Class C	(44,209)	(18,615)
Institutional Class	(68,175)	(18,418)

	(2,800,459)	(2,868,428)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,764,864	2,977,155
Class C	670,790	1,326,646
Institutional Class	5,446,733	11,040,900

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,731,184	1,808,316
Class C	237,000	247,603
Institutional Class	499,540	468,456

	13,350,111	17,869,076

	Year ended
	8/31/18	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,067,022)	$(13,609,683)
Class C	(3,881,824)	(2,669,175)
Institutional Class	(12,720,892)	(5,221,186)

	(30,669,738)	(21,500,044)

Decrease in net assets derived from capital share transactions	(17,319,627)	(3,630,968)

Net Decrease in Net Assets	(20,306,949)	(6,120,151)

Net Assets:
Beginning of year	99,618,958	105,739,109

End of year	$79,312,009	$99,618,958

Distributions in excess of net investment income	$(4,190)	$(786)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/18	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,142,414	$5,269,932
Net realized gain (loss)	(71,151)	809,652
Net change in unrealized appreciation (depreciation)	(3,485,137)	(5,379,286)

Net increase in net assets resulting from operations	1,586,126	700,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,914,141)	(3,365,896)
Class C	(667,362)	(788,348)
Institutional Class	(1,591,025)	(1,142,511)

	(5,172,528)	(5,296,755)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,270,537	11,398,520
Class C	3,339,629	2,597,707
Institutional Class	24,537,706	32,544,758

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,338,287	2,697,626
Class C	598,928	681,425
Institutional Class	1,536,871	1,029,137

	48,621,958	50,949,173

	Year ended
	8/31/18	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,152,757)	$(33,747,538)
Class C	(13,869,963)	(5,963,054)
Institutional Class	(16,399,941)	(19,247,512)

	(46,422,661)	(58,958,104)

Increase (decrease) in net assets derived from capital share transactions	2,199,297	(8,008,931)

Net Decrease in Net Assets	(1,387,105)	(12,605,388)

Net Assets:
Beginning of year	175,519,287	188,124,675

End of year (there was no undistributed net investment income at either year end)	$174,132,182	$175,519,287

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.54	$12.87	$12.60	$12.67	$11.97

0.37	0.38	0.41	0.44	0.45
(0.34)	(0.32)	0.28	(0.06)	0.73

0.03	0.06	0.69	0.38	1.18

(0.37)	(0.39)	(0.42)	(0.45)	(0.44)
(0.06)	—	—	—	(0.04)

(0.43)	(0.39)	(0.42)	(0.45)	(0.48)

$12.14	$12.54	$12.87	$12.60	$12.67

0.26%	0.49%	5.52%	3.02%	10.03%

$390,477	$423,497	$481,066	$479,275	$503,072
0.85%	0.85%	0.85%	0.87%	0.90%
0.94%	0.95%	0.95%	0.96%	0.95%
2.99%	3.08%	3.25%	3.51%	3.61%
2.90%	2.98%	3.15%	3.42%	3.56%
16%	17%	15%	11%	10%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.58	$12.91	$12.64	$12.71	$12.01

0.28	0.29	0.32	0.35	0.35
(0.34)	(0.33)	0.27	(0.07)	0.74

(0.06)	(0.04)	0.59	0.28	1.09

(0.28)	(0.29)	(0.32)	(0.35)	(0.35)
(0.06)	—	—	—	(0.04)

(0.34)	(0.29)	(0.32)	(0.35)	(0.39)

$12.18	$12.58	$12.91	$12.64	$12.71

(0.49%)	(0.25%)	4.73%	2.25%	9.19%

$35,642	$51,045	$53,502	$45,393	$41,612
1.60%	1.60%	1.60%	1.62%	1.65%
1.69%	1.70%	1.70%	1.71%	1.70%
2.24%	2.33%	2.50%	2.76%	2.86%
2.15%	2.23%	2.40%	2.67%	2.81%
16%	17%	15%	11%	10%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Year ended				12/31/13[1] to
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.54	$12.87	$12.59	$12.66	$12.07

0.40	0.41	0.45	0.48	0.34
(0.34)	(0.32)	0.28	(0.07)	0.59

0.06	0.09	0.73	0.41	0.93

(0.40)	(0.42)	(0.45)	(0.48)	(0.34)
(0.06)	—	—	—	—

(0.46)	(0.42)	(0.45)	(0.48)	(0.34)

$12.14	$12.54	$12.87	$12.59	$12.66

0.51%	0.75%	5.87%	3.27%	7.74%

$119,894	$88,826	$53,133	$32,084	$17,533
0.60%	0.60%	0.60%	0.62%	0.65%
0.69%	0.70%	0.70%	0.71%	0.70%
3.24%	3.33%	3.50%	3.76%	3.84%
3.15%	3.23%	3.40%	3.67%	3.79%
16%	17%	15%	11%	10%[5]

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.17	$11.44	$11.22	$11.32	$10.84

0.30	0.31	0.33	0.34	0.34
(0.31)	(0.25)	0.22	(0.10)	0.49

(0.01)	0.06	0.55	0.24	0.83

(0.30)	(0.31)	(0.33)	(0.34)	(0.34)
(0.04)	(0.02)	—	—	(0.01)

(0.34)	(0.33)	(0.33)	(0.34)	(0.35)

$10.82	$11.17	$11.44	$11.22	$11.32

(0.01%)	0.55%	4.98%	2.12%	7.79%

$59,284	$68,934	$79,730	$84,663	$90,571
0.79%	0.84%	0.84%	0.85%	0.84%
1.00%	0.99%	0.97%	0.98%	0.98%
2.77%	2.79%	2.92%	2.98%	3.08%
2.56%	2.64%	2.79%	2.85%	2.94%
17%	22%	14%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.19	$11.47	$11.24	$11.35	$10.86

0.21	0.22	0.24	0.24	0.25
(0.31)	(0.26)	0.23	(0.11)	0.50

(0.10)	(0.04)	0.47	0.13	0.75

(0.21)	(0.22)	(0.24)	(0.24)	(0.25)
(0.04)	(0.02)	—	—	(0.01)

(0.25)	(0.24)	(0.24)	(0.24)	(0.26)

$10.84	$11.19	$11.47	$11.24	$11.35

(0.86%)	(0.39%)	4.17%	1.16%	6.96%

$8,558	$11,885	$13,315	$11,740	$12,651
1.64%	1.69%	1.69%	1.70%	1.69%
1.75%	1.74%	1.72%	1.73%	1.73%
1.92%	1.94%	2.07%	2.13%	2.23%
1.81%	1.89%	2.04%	2.10%	2.19%
17%	22%	14%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Year ended				12/31/13[1] to
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.17	$11.45	$11.22	$11.33	$10.95

0.32	0.33	0.35	0.35	0.26
(0.30)	(0.26)	0.23	(0.11)	0.38

0.02	0.07	0.58	0.24	0.64

(0.32)	(0.33)	(0.35)	(0.35)	(0.26)
(0.04)	(0.02)	—	—	—

(0.36)	(0.35)	(0.35)	(0.35)	(0.26)

$10.83	$11.17	$11.45	$11.22	$11.33

0.23%	0.61%	5.22%	2.18%	5.85%

$11,470	$18,800	$12,694	$4,402	$2,376
0.64%	0.69%	0.69%	0.70%	0.69%
0.75%	0.74%	0.72%	0.73%	0.73%
2.92%	2.94%	3.07%	3.13%	3.21%
2.81%	2.89%	3.04%	3.10%	3.17%
17%	22%	14%	14%	14%[5]

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.88	$11.13	$10.84	$10.88	$10.25

0.32	0.33	0.36	0.38	0.40
(0.22)	(0.25)	0.29	(0.04)	0.63

0.10	0.08	0.65	0.34	1.03

(0.32)	(0.33)	(0.36)	(0.38)	(0.40)

(0.32)	(0.33)	(0.36)	(0.38)	(0.40)

$10.66	$10.88	$11.13	$10.84	$10.88

0.95%	0.84%	6.12%	3.20%	10.25%

$98,980	$98,491	$121,168	$122,618	$119,044
0.89%	0.89%	0.89%	0.91%	0.89%
0.99%	0.99%	0.98%	1.01%	0.99%
2.98%	3.08%	3.23%	3.52%	3.82%
2.88%	2.98%	3.14%	3.42%	3.72%
14%	19%	15%	16%	15%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.90	$11.15	$10.87	$10.90	$10.27

0.24	0.25	0.27	0.30	0.33
(0.22)	(0.25)	0.29	(0.03)	0.62

0.02	—	0.56	0.27	0.95

(0.24)	(0.25)	(0.28)	(0.30)	(0.32)

(0.24)	(0.25)	(0.28)	(0.30)	(0.32)

$10.68	$10.90	$11.15	$10.87	$10.90

0.19%	0.09%	5.22%	2.53%	9.41%

$21,651	$32,223	$35,751	$32,174	$32,279
1.64%	1.64%	1.64%	1.66%	1.64%
1.74%	1.74%	1.73%	1.76%	1.74%
2.23%	2.33%	2.48%	2.77%	3.07%
2.13%	2.23%	2.39%	2.67%	2.97%
14%	19%	15%	16%	15%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended Aug. 31, 2018 are reflected on the “Statements of operations.”
[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Year ended				12/31/13[1] to
8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.87	$11.12	$10.84	$10.88	$10.35

0.35	0.36	0.38	0.41	0.31
(0.21)	(0.25)	0.29	(0.04)	0.53

0.14	0.11	0.67	0.37	0.84

(0.35)	(0.36)	(0.39)	(0.41)	(0.31)

(0.35)	(0.36)	(0.39)	(0.41)	(0.31)

$10.66	$10.87	$11.12	$10.84	$10.88

1.30%	1.09%	6.28%	3.46%	8.21%

$53,501	$44,805	$31,206	$14,841	$6,470
0.64%	0.64%	0.64%	0.66%	0.64%
0.74%	0.74%	0.73%	0.76%	0.74%
3.23%	3.33%	3.48%	3.77%	4.04%
3.13%	3.23%	3.39%	3.67%	3.94%
14%	19%	15%	16%	15%[5]

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds	August 31, 2018

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended Aug. 31, 2018 and for all open tax years (years ended Aug. 31, 2015–Aug. 31, 2017), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the year ended Aug. 31, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended Aug. 31, 2018, each Fund earned the following amounts under this arrangement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$2,524	$849	$791

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended Aug. 31, 2018, each Fund earned the following amounts under this arrangement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$474	$87	$171

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2017 through Aug. 31, 2018.* These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a percentage of average daily net assets (April 1, 2018 through Aug. 31, 2018)	0.60%	0.56%	0.64%
Operating expense limitation as a percentage of average daily net assets (Sept. 1, 2017 through March 31, 2018)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2018, the Funds were charged for these services as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$24,797	$7,402	$10,648

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from Sep. 1, 2017 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, each Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2018, each Fund was charged for these services as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$107,114	$17,525	$34,239

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2017 through Aug. 31, 2018.* The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$11,574	$2,481	$3,411

For the year ended Aug. 31, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware Tax-Free	Delaware Minnesota
Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$21,136	$3,346	$13,796

For the year ended Aug. 31, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$4,334	$—	$—
Class C	3,430	327	453

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2018, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended Aug. 31, 2018, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$34,894,482	$14,285,119	$15,814,911
Sales	37,503,810	18,050,246	18,070,781
Net realized losses	(397,426)	(123,817)	(150,486)

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2016 through April 1, 2019.

3. Investments

For the year ended Aug. 31, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$91,294,553	$14,661,963	$29,744,168
Sales	85,952,472	30,456,962	25,032,722

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At Aug. 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$536,019,816	$78,552,576	$174,076,537

Aggregate unrealized appreciation of investments	$13,696,242	$1,731,925	$3,589,638
Aggregate unrealized depreciation of investments	(2,521,694)	(160,303)	(1,553,334)

Net unrealized appreciation of investments	$11,174,548	$1,571,622	$2,036,304

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Delaware Tax-Free Minnesota Fund

Level 2
Securities
Assets:
Municipal Bonds	$540,379,364
Short-Term Investments	6,815,000

Total Value of Securities	$547,194,364

Delaware Tax-Free Minnesota Intermediate Fund

Level 2
Securities
Assets:
Municipal Bonds	$78,974,198
Short-Term Investments	1,150,000

Total Value of Securities	$80,124,198

Delaware Minnesota High-Yield Municipal Bond Fund

Level 2
Securities
Assets:
Municipal Bonds	$173,537,841
Short-Term Investments	2,575,000

Total Value of Securities	$176,112,841

During the year ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended Aug. 31, 2018, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2018 and 2017 was as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year ended 8/31/18
Ordinary income	$24,273	$—	$30,002
Tax-exempt income	16,367,225	2,431,471	5,142,526
Long-term capital gains	2,768,366	368,988	—

Total	$19,159,864	$2,800,459	$5,172,528

Year ended 8/31/17
Ordinary income	$86,993	$—	$29,439
Tax-exempt income	17,073,618	2,724,929	5,267,316
Long-term capital gains	—	143,499	—

Total	$17,160,611	$2,868,428	$5,296,755

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2018, the components of net assets on a tax basis were as follows:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$535,249,687	$77,847,870	$172,916,359
Undistributed tax-exempt income	153,830	51,469	125,937
Qualified late year loss deferrals	(171,130)	(103,293)	—
Capital loss carryforwards	—	—	(820,481)
Distributions payable	(394,218)	(55,659)	(125,937)
Unrealized appreciation of investments	11,174,548	1,571,622	2,036,304

Net assets	$546,012,717	$79,312,009	$174,132,182

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, if applicable.

Qualified late year capital losses represent losses realized from Nov. 1, 2017 through Aug. 31, 2018, that in accordance with federal income tax regulations, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, redesignation of distributions, and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications.

For the year ended Aug. 31, 2018, each Fund recorded the following reclassifications:

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Distributions in excess of net investment income	$(39,877)	$(3,754)	$30,114
Accumulated net realized gain (loss)	39,877	3,754	2,944,398
Paid-in capital	—	—	(2,974,512)

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At Aug. 31, 2018, $2,974,512 of capital loss carryforwards expired for Delaware Minnesota High-Yield Municipal Bond Fund.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Aug. 31, 2018, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund did not have any capital loss carryforwards.

At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains for Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	No expiration Post-enactment capital loss character
	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$820,481	$—	$820,481

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/18	8/31/17	8/31/18	8/31/17	8/31/18	8/31/17
Shares sold:
Class A	3,125,082	2,747,811	436,654	269,504	1,521,905	1,060,326
Class C	213,991	517,770	61,309	119,496	310,619	241,813
Institutional Class	4,490,186	4,787,117	499,420	1,004,436	2,291,763	3,027,526

Shares issued upon reinvestment of dividends and distributions:
Class A	996,278	917,146	158,251	163,261	218,090	250,746
Class C	96,954	88,474	21,615	22,320	55,726	63,226
Institutional Class	267,851	158,787	45,617	42,296	143,414	95,656

	9,190,342	9,217,105	1,222,866	1,621,313	4,541,517	4,739,293

Shares redeemed:
Class A	(5,728,359)	(7,273,577)	(1,288,814)	(1,227,248)	(1,510,584)	(3,146,683)
Class C	(1,441,859)	(692,757)	(355,611)	(240,858)	(1,296,104)	(555,354)
Institutional Class	(1,965,838)	(1,991,890)	(1,168,219)	(472,778)	(1,535,704)	(1,808,540)

	(9,136,056)	(9,958,224)	(2,812,644)	(1,940,884)	(4,342,392)	(5,510,577)

Net increase (decrease)	54,286	(741,119)	(1,589,778)	(319,571)	199,125	(771,284)

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the years ended Aug. 31, 2018 and 2017, the Funds had the following exchange transactions:

	Year ended 8/31/18
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	179,677	324,507	282,986	222,704	$6,195,653
Delaware Tax-Free Minnesota Intermediate Fund	24,209	52,010	43,368	33,036	833,306
Delaware Minnesota High-Yield Municipal Bond Fund	47,282	241,837	232,144	57,805	3,092,167

	Year ended 8/31/17
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	1,100,450	32,124	3,022	6,248	1,131,525	$14,020,023
Delaware Tax-Free Minnesota Intermediate Fund	181,773	2,496	—	—	184,436	2,027,196
Delaware Minnesota High-Yield Municipal Bond Fund	723,695	16,753	—	—	742,303	7,897,713

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of Aug. 31, 2018, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2018, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware	Delaware Tax-Free	Delaware Minnesota
	Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Assured Guaranty Corporation	4.71%	4.21%	1.00%
Assured Guaranty Municipal Corporation	0.96%	1.45%	1.48%
National Public Finance Guarantee Corporation	0.77%	—	—

	6.44%	5.66%	2.48%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties,

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks (continued)

through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, each

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

On Sept. 6, 2018, the credit facility that each Fund participates in was reduced from $155,000,000 to a $130,000,000 revolving line of credit. This line of credit will expire on Nov. 5, 2018.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2018, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 17, 2018

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2018, each Fund reports distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	0.13%	85.42%	14.45%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	—	86.82%	13.18%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	0.58%	99.42%	—	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board consideration of advisory agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Board consideration of advisory agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (continued)

the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge

(the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Minnesota High-Yield Municipal Bond Fund – Broadridge currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it is more appropriate to include the Fund in the high yield municipal debt funds category, to provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Broadridge report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe and the Fund’s total return for the 10-year period was in the third quartile of its Performance Universe. The Board observed that, when compared to Minnesota municipal debt funds, the Fund’s performance was in line with the Board’s objective; however, when compared to high yield municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred

Other Fund information (Unaudited)

Delaware Funds® by Macquarie Minnesota municipal bond funds

Board consideration of advisory agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (continued)

by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2018 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2018 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2018 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability

Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Funds’ advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2018, assets of Delaware Tax-Free Minnesota Fund exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of March 31, 2018, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had not reached a size at which they could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that each Fund’s fee was structured so that if the Fund increases sufficiently in size, then economies of scale may be shared.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1,2] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie Investment Management[3] (June 2015–Present) Regional Head of Americas — UBS Global Asset Management (April 2010–May 2015)	59	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Private Investor (March 2004–Present)	59	None
Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	59	Director — Banco Santander International (October 2016–Present) Director — Santander Bank, N.A. (December 2016–Present)
Private Investor (April 2011–Present)	59	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004–July 2014)

[3]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010)	59

Director; Compensation

Committee and

Governance Committee

Member — Community

Health Systems

Director — Drexel

Morgan & Co.

Director; Audit Committee

Member — vTv

Therapeutics LLC

Director; Audit Committee

Member — FS Credit Real

Estate Income Trust, Inc.

Private Investor (2004–Present)	59	None
Private Investor (January 2017–Present) Chief Executive Officer — Banco Itaú International (April 2012–December 2016) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration	59	Trust Manager and Audit Committee Chair — Camden Property Trust (August 2011–Present) Director — Carrizo Oil & Gas, Inc. (March 2018–Present)
President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Vice President and Treasurer since October 2007
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman (2010–April 2013) — PNC Financial Services Group	59	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. (December 2013–Present) Director — HSBC USA Inc. (July 2014–March 2017)
Vice President and Treasurer (January 2006–July 2012), Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	59	Director (2009–2017); Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company

David F. Connor has served in various capacities at different times at Macquarie Investment Management.	59	None[2]
Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.	59	None[2]
Richard Salus has served in various executive capacities at different times at Macquarie Investment Management.	59	None[2]

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

Boston, MA

John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and
Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie Philadelphia, PA	Philadelphia, PA	Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,500 for the fiscal year ended August 31, 2018.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,500 for the fiscal year ended August 31, 2017.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,584 for the fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,727 for the fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2017.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,180,000 for the registrant’s fiscal years ended August 31, 2018 and August 31, 2017, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 6, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2018